Schedule of aging of the trade receivables, net of provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Trade receivables, net	$ 1,433
Trade receivable 0 90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	1,422
Trade receivables greater than 90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	$ 11